Called up share capital and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of issued capital and share premium

HSBC Holdings ordinary shares of $0.50 each, issued and fully paid
	2025		2024
	Number	$m	Number	$m
At 1 Jan	17,946,950,582	8,973	19,262,728,193	9,631
Shares issued under HSBC employee share plans	9,937,366	5	10,283,430	5
Less: shares repurchased and cancelled	781,648,086	390	1,326,061,041	663
At 31 Dec[1]	17,175,239,862	8,588	17,946,950,582	8,973
1All HSBC Holdings ordinary shares in issue confer identical rights, including in respect of capital, dividends and voting.

HSBC Holdings share premium
	2025	2024
	$m	$m
At 31 Dec[1]	111	14,810
1On 24 June 2025, the High Court of Justice in England and Wales confirmed the cancellation of $14.8bn standing to the credit of the HSBC Holdings’ share premium account and $1.8bn standing to the credit of its capital redemption reserve, following approval at HSBC Holdings’ Annual General Meeting held on
2 May 2025 (the ‘Capital Reduction’). The Court Order confirming the Capital Reduction was registered by the Registrar of Companies on 10 July 2025, resulting in a combined total of $16.6bn being reclassified to retained earnings with no impact on total equity.

Total called up share capital and share premium
	2025	2024
	$m	$m
At 31 Dec	8,699	23,783

Disclosure of other equity instruments

Original nominal amount (LCY)	Description of security	Issue Date	First call date	Reset Date	2025	2024
					$m	$m
$2,450m	6.375% Perpetual Subordinated Contingent Convertible Securities[1]	Mar 2015	Mar 2025	Mar 2025	—	2,450
$3,000m	6.000% Perpetual Subordinated Contingent Convertible Securities	May 2017	May 2027	May 2027	3,000	3,000
€1,250m	4.750% Perpetual Subordinated Contingent Convertible Securities	Jul 2017	Jul 2029	Jul 2029	1,421	1,422
$1,800m	6.500% Perpetual Subordinated Contingent Convertible Securities	Mar 2018	Mar 2028	Mar 2028	1,800	1,800
£1,000m	5.875% Perpetual Subordinated Contingent Convertible Securities	Sep 2018	Sep 2026	Sep 2026	1,301	1,301
$1,500m	4.600% Perpetual Subordinated Contingent Convertible Securities	Dec 2020	Dec 2030	Jun 2031	1,500	1,500
$1,000m	4.000% Perpetual Subordinated Contingent Convertible Securities	Mar 2021	Mar 2026	Sep 2026	1,000	1,000
$1,000m	4.700% Perpetual Subordinated Contingent Convertible Securities	Mar 2021	Mar 2031	Sep 2031	1,000	1,000
$2,000m	8.000% Perpetual Subordinated Contingent Convertible Securities[2]	Mar 2023	Mar 2028	Sep 2028	1,980	1,980
SGD1,500m	5.250% Perpetual Subordinated Contingent Convertible Securities[2]	Jun 2024	Jun 2029	Dec 2029	1,096	1,096
$1,350m	6.875% Perpetual Subordinated Contingent Convertible Securities[2]	Sep 2024	Sep 2029	Mar 2030	1,337	1,337
$1,150m	6.950% Perpetual Subordinated Contingent Convertible Securities[2]	Sep 2024	Mar 2034	Sep 2034	1,139	1,138
$1,500m	6.950% Perpetual Subordinated Contingent Convertible Securities[2]	Feb 2025	Aug 2031	Feb 2032	1,485	—
SGD800m	5.000% Perpetual Subordinated Contingent Convertible Securities[2]	Mar 2025	Mar 2030	Sep 2030	596	—
$2,000m	7.050% Perpetual Subordinated Contingent Convertible Securities[2]	Jun 2025	Jun 2030	Dec 2030	1,980	—
At 31 Dec					20,635	19,024
1This security was called by HSBC Holdings on 7 February 2025 and was redeemed and cancelled on 31 March 2025.
2These securities have been accounted for net of directly attributable transaction costs.

Disclosure of range of exercise prices of outstanding share options

Aggregate options outstanding under these plans
31 Dec 2025			31 Dec 2024
Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price	Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price
58,902,349	2024 to 2031	£2.6270–£7.6110	75,335,399	2023 to 2030	£2.6270–5.4490